Income Taxes (Details 1) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Deferred tax assets:
Net operating loss carry-forward	$ 8,276,000	$ 4,033,000
Valuation allowance	(8,276,000)	(4,033,000)
Net deferred tax assets